Income taxes - Schedule of Income Tax Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense	$ 91,953,099	$ 41,981,391	$ 50,262,466
Deferred	(26,969,516)	6,242,079	31,828,085
Total income taxes	$ 64,983,583	$ 48,223,470	$ 82,090,551